Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.	12 Months Ended
Mar. 29, 2026
Consolidated And Separate Financial Statements [Abstract]
Schedule I - Condensed Financial Information of Canada Goose Holdings Inc.
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF
CANADA GOOSE HOLDINGS INC.
(PARENT COMPANY)
All operating activities of Canada Goose Holdings Inc. (the “Parent Company”) are conducted by its subsidiaries. The Parent Company is a holding company and does not have any material assets or conduct business operations other than investments in its subsidiaries. The credit agreement of Canada Goose Inc., a wholly owned subsidiary of the Parent Company, contains provisions whereby Canada Goose Inc. has restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company.
These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements. See the consolidated financial statements and notes presented above for additional information and disclosures with respect to these condensed financial statements.
Schedule I – Condensed Statements of Income
(in millions of Canadian dollars)

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Equity in comprehensive income of subsidiaries	54.1	124.6	63.6
Fee income from subsidiaries	20.5	13.7	6.9
	74.6	138.3	70.5
Selling, general and administration expenses	29.1	21.1	16.7
Net interest, finance and other costs	—	—	—
Income before income taxes	45.5	117.2	53.8
Income tax recovery	(2.3)	(0.8)	(2.5)
Net income	47.8	118.0	56.3

Attributable to:
Shareholders of the Company	43.8	109.1	57.8
Non-controlling interest	4.0	8.9	(1.5)
Net income	47.8	118.0	56.3
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Financial Position
(in millions of Canadian dollars)

	March 29, 2026	March 30, 2025
Assets	$	$
Current assets
Cash	0.4	0.6
Total current assets	0.4	0.6
Note receivable from subsidiaries	132.6	108.1
Investment in subsidiaries	595.4	543.1
Deferred income taxes	16.6	14.3
Total assets	745.0	666.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	2.2	1.3
Due to subsidiaries	77.5	69.1
Income taxes payable	0.1	0.1
Total current liabilities	79.8	70.5
Other non-current liabilities	37.4	39.0
Total liabilities	117.2	109.5
Equity
Equity attributable to shareholders of the Company	608.4	541.2
Non-controlling interests	19.4	15.4
Total equity	627.8	556.6
Total liabilities and equity	745.0	666.1
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Changes in Equity
(in millions of Canadian dollars)

	Share capital	Contributed surplus	Retained earnings	Total attributable to shareholders	Non-controlling interest	Total
	$	$	$	$	$	$
Balance, April 2, 2023	118.7	28.5	322.3	469.5	8.0	477.5
Normal course issuer bid purchase of subordinate voting shares	(17.8)	—	(122.4)	(140.2)	—	(140.2)
Liability to broker under automatic share purchase plan	—	20.0	—	20.0	—	20.0
Issuance of shares	4.0	(3.9)	—	0.1	—	0.1
Net income	—	—	57.8	57.8	(1.5)	56.3
Share-based payment	—	9.8	—	9.8	—	9.8
Balance, March 31, 2024	104.9	54.4	257.7	417.0	6.5	423.5
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	—	—	(0.6)	(0.6)	—	(0.6)
Issuance of shares	4.7	(4.1)	—	0.6	—	0.6
Net income	—	—	109.1	109.1	8.9	118.0
Share-based payment	—	15.1	—	15.1	—	15.1
Balance, March 30, 2025	109.6	65.4	366.2	541.2	15.4	556.6
Issuance of shares	4.5	(4.0)	—	0.5	—	0.5
Net income	—	—	43.8	43.8	4.0	47.8
Share-based payment	—	22.9	—	22.9	—	22.9
Balance, March 29, 2026	114.1	84.3	410.0	608.4	19.4	627.8
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Condensed Statements of Cash Flows
(in millions of Canadian dollars)

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Operating activities
Net income	47.8	118.0	56.3
Items not affecting cash:
Equity in undistributed earnings of subsidiaries	(53.9)	(124.6)	(63.6)
Income tax recovery	(2.3)	(0.8)	(2.5)
Share-based compensation	22.5	15.5	9.8
	14.1	8.1	—
Changes in non-cash operating items	(14.8)	(8.1)	1.7
Net cash used in (from) operating activities	(0.7)	—	1.7
Investing activities
Dividend received	—	—	131.5
Net cash from investing activities	—	—	131.5
Financing activities
Subordinate voting shares purchased and cancelled under NCIB	—	—	(140.2)
Exercise of stock options	0.5	0.6	0.1
Net cash from (used in) financing activities	0.5	0.6	(140.1)
(Decrease) increase in cash	(0.2)	0.6	(6.9)
Cash, beginning of year	0.6	—	6.9
Cash, end of year	0.4	0.6	—
The accompanying notes to the condensed financial statements are an integral part of these financial statements.
Schedule I – Notes to the Condensed Financial Statements
(in millions of Canadian dollars)

1.BASIS OF PRESENTATION
The Parent Company is a holding company that conducts substantially all of its business operations through its subsidiaries. The Parent Company (a British Columbia corporation) was incorporated on November 21, 2013.
The Parent Company has accounted for the earnings of its subsidiaries under the equity method in these unconsolidated condensed financial statements.
2.TRANSACTIONS WITH SUBSIDIARIES
The Parent Company received no cash dividends from its consolidated subsidiaries during the year ended March 29, 2026 and March 30, 2025, however, $131.5m dividends were received for the year ended March 31, 2024.
3.COMMITMENTS AND CONTINGENCIES
The Parent Company has no material commitments or contingencies during the reported periods.
4.SHAREHOLDERS’ EQUITY
See the Annual Consolidated Financial Statements Note 18. Shareholders’ equity during the year ended March 29, 2026.